Document and Entity Information	Feb. 11, 2021
Cover [Abstract]
Entity Address, Address Line Two	<span data-hint="Entity
Amendment Flag	false
Entity Central Index Key	0001751788
Document Type	8-K
Document Period End Date	Feb. 11, 2021
Entity File Number	001-38646
Entity Registrant Name	Dow Inc.
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	30-1128146
Entity Address, Address Line One	2211 H.H. Dow Way
Entity Address, City or Town	Midland
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48674
City Area Code	989
Local Phone Number	636-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	DOW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false